SIMPLE AGREEMENT FOR FUTURE EQUITY (Details Narrative) - USD ($)	Oct. 31, 2023	Jul. 10, 2023	Oct. 31, 2022
Offsetting Assets [Line Items]
Other Assets, Noncurrent	$ 103,821		$ 0
Simple Agreement For Future Equity [Member]
Offsetting Assets [Line Items]
Payable, Investment, Purchase		$ 500,000